Schedule of retainage before net of allowance for expected credit loss (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Contract Assets
Balance at beginning of the year	$ 355,344	$ 245,913
Increase as a result of changes in progress of ongoing projects	111,433	133,450
Reclassified to accounts receivable as payment becomes unconditional	(35,264)	(24,019)
Balance at end of the year	$ 431,513	$ 355,344